Related party transactions and balances	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

11 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2025, 2024 and 2023:

Name of related parties	Relationship with the Company
Manadr Medical Holdings Pte. Ltd. (dba. Healthlight Family Medicine Clinic)	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
Kim JL Healthcare Pte. Ltd. (dba. Punggol Ripples Family Clinic)	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
EC Family Clinic Pte. Ltd.	50% owned by Dr. Rachel Teoh Pui Pui
Manadr Malaysia Sdn. Bhd.	76% owned by Dr. Siaw Tung Yeng
Rachel Teoh Pui Pui	Director
Siaw Tung Yeng	Director

The Company provided services to Manadr Medical Holdings Pte. Ltd. amounting to $470,025, $381,354 and $401,253 for the year ended June 30, 2025, 2024 and 2023, respectively. At the same time, the Company received goods and services from Manadr Medical Holdings Pte. Ltd. amounting to $405,494, $90,415 and $99,817 for the year ended June 30, 2025, 2024 and 2023, respectively. The receivables balance due from Manadr Medical Holdings Pte. Ltd. were $147,312, $77,031 as of June 30, 2025 and 2024 respectively. The payable balance due to Manadr Medical Holdings Pte. Ltd. were $63,004 and $14,969 as of June 30, 2025 and 2024, respectively. The credit term is 30 days.

The Company provided services to Kim JL Healthcare Pte. Ltd. amounting to $16,290, $37,058 and $31,077 for the year ended June 30, 2025, 2024 and 2023 respectively. At the same time, the Company received goods and services from Kim JL Healthcare Pte. Ltd. amounting to $2,166, $77 and $46 for the year ended June 30, 2025, 2024 and 2023, respectively. The receivables balance due from Kim JL Healthcare Pte. Ltd. were $10,319 and $6,025 as of June 30, 2025 and 2024 respectively. The payable balance due to Kim JL Healthcare Pte. Ltd. were $877 and $414 as of June 30, 2025 and 2024 respectively. The credit term is 30 days.

The Company provided services to EC Family Clinic Pte. Ltd. amounting to $5,930, $5,132 and $2,589 for the year ended June 30, 2025, 2024 and 2023, respectively. The receivables balance due from EC Family Clinic Pte. Ltd. were $1,793 and $507 as of June 30, 2025 and 2024 respectively. The payable balance due to EC Family Clinic Pte. Ltd. Were $221 and $73 as of June 30, 2025 and 2024 respectively. The credit term is 30 days.

The Company received goods and services from Rachel Teoh Pui Pui amounting to $8,354, $1,431 and $ 2,798 for the year ended June 30, 2025, 2024 and 2023, respectively. The payable balance to Rachel Teoh Pui Pui were $798 and $234 as of June 30, 2025 and 2024 respectively. Such balance is interest free, unsecured, and due on demand.

The Company received goods and services from Siaw Tung Yeng amounting to $46,750, $34,333 and $28,564 for the year ended June 30, 2025, 2024 and 2023 respectively. The payable balance to Siaw Tung Yeng were $140,862 and $516,946 as of June 30, 2025 and 2024 respectively. Such balance is interest free, unsecured, and due on demand. As of the date the financial statements were available to be issued, the Company did not make any payment.